Initial Public Offering (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Price per share	10	10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Proceeds from issuance of underwriters	25,300,000	25,300,000
Sale of stock proposed public offering	3,300,000	3,300,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Price per share	11.5	11.5